SHARE BASED PAYMENT	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
SHARE BASED PAYMENT

NOTE 8: SHARE BASED PAYMENT

a.	During the six months periods ended June 30, 2026 and 2025, the Company recorded expenses related to share-based payment plans to employees, directors and consultants of $1,008 and $552, respectively.

b.	The following table presents the changes in the number and weighted average exercise prices of share options, and the changes in the number of restricted shares:

		Options	Restricted shares	Total
	Number of options	Weighted average exercise price (*)	Number of Restricted shares	Number of share-based awards
Outstanding at January 1, 2026	2,229,113	$3.41	305,476	2,534,589
Granted	75,000	10.32	332,500	407,500
Exercised	(902,741)	2.10	(60,863)	(963,604)
Expired	(228,672)	3.73	—	(228,672)
Forfeited	(89,375)	4.82	(5,113)	(94,488)
Outstanding at June 30, 2026	1,083,325	$4.38	572,000	1,655,325
Exercisable at June 30, 2026	434,881	$4.09	—	434,881

(*) The exercise price of all options is denominated in NIS and was translated to USD in the table above using the exchange rate as of June 30, 2026.

The weighted average fair value of the Company’s options granted for the six months ended June 30, 2026 was estimated at $10.32 using the following assumptions:

•	Expected volatility of 49.90%

•	Risk-free interest rate of 3.83%